February 19, 1997


U.S. Securities and Exchange Commission
Attn: Filing Desk
450 5th Street, N.W.
Washington, DC  20549

RE: Rule 24(f)-2 Notice for Market Street Fund, Inc.
    File No.  2-98755

Dear Gentlemen and Ladies:

Pursuant to Rule 24(f)-2 of the Investment Company Act of 1940, the above referenced Fund hereby files the following:

1. Rule 24(f)-2 Notice; and
2. Opinion of Counsel.

We will obtain confirmation of this filing via our CompuServe account, 72741,733. If there are any questions on this filing I can be reached at
(302) 791-2919.


Very Truly Yours,

Wendy McGee
Legal Assistant

Enclosures


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C.  20549

                                  FORM 24f-2
                       Annual Notice of Securities Sold
                           Pursuant to Rule 24f-2

1.  Name and address of issuer:   Market Street Fund, Inc.
                                  103 Bellevue Parkway
                                  Wilmington, DE 19809

2.  Name of each series or class of funds for which this notice is filed:

    Market Street Growth Portfolio
    Market Street Money Market Portfolio
    Market Street Bond Portfolio
    Market Street Managed Portfolio
    Market Street Aggressive Growth Portfolio
    Market Street International Portfolio
    Market Street Common Stock Portfolio
    Market Street Sentinel Growth Portfolio

3.  Investment Company Act File Number:   811-4350

    Securities Act File Number:    2-98755

4.  Last day of fiscal year for which this notice is filed: December 31, 1996

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
                                 [      ]
6.  Date of termination of issuer's declaration under rule 24f-2(a)(1), if
    applicable:   n/a

7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the
    beginning of the fiscal year:   None

8.  Number and amount of securities registered during the fiscal year other
    than pursuant to rule 24f-2:   None

9.  Number and aggregate sale price of securities sold during the fiscal year:

                                               Number        Sale Price
    Market Street Growth Portfolio            1,276,805     $ 20,944,472
    Market Street Money Market Portfolio     82,625,391       82,625,391
    Market Street Bond Portfolio                382,375        4,040,320
    Market Street Managed Portfolio             506,385        7,070,251
    Market Street Aggressive Growth Portfolio   441,008        7,446,728
    Market Street International Portfolio       987,809       12,532,647
    Market Street Common Stock Portfolio        577,729        5,835,026
    Market Street Sentinel Growth Portfolio     508,647        5,090,047
    Total                                    87,306,149     $145,584,882

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                                               Number        Sale Price
    Market Street Growth Portfolio             2,079,813    $ 33,672,206
    Market Street Money Market Portfolio      84,829,403      84,829,403
    Market Street Bond Portfolio                 465,461       4,915,202
    Market Street Managed Portfolio              716,165       9,932,483
    Market Street Aggressive Growth Portfolio    626,727      10,271,510
    Market Street International Portfolio      1,168,675      14,768,151
    Market Street Common Stock Portfolio         582,855       5,888,742
    Market Street Sentinel Growth Portfolio      508,647       5,090,047
    Total                                     90,977,746    $169,367,744

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

                                               Number        Sale Price
    Market Street Growth Portfolio             803,008      $ 12,727,734
    Market Street Money Market Portfolio     2,204,012         2,204,012
    Market Street Bond Portfolio                83,086           874,882
    Market Street Managed Portfolio            209,780         2,862,232
    Market Street Aggressive Growth Portfolio  185,719         2,824,782
    Market Street International Portfolio      180,866         2,235,504
    Market Street Common Stock Portfolio         5,126            53,716
    Market Street Sentinel Growth Portfolio          0                 0
    Total                                    3,671,597      $ 23,782,862

12. Calculation of registration fee:

    (i) Aggregate sale price of securities sold during the
     fiscal year in reliance on rule 24f-2 (from Item 10):      $ 145,584,882

    (ii) Aggregate price of shares issued in connection with
    dividend reinvestment plans (from Item 11, if applicable):  +  23,782,862

    (iii) Aggregate price of shares redeemed or repurchased
    during the fiscal year (if applicable):                     -  92,779,437

    (iv) Aggregate price of shares redeemed or repurchased
    and previously applied as a reduction to filing fees
    pursuant to rule 24e-2 (if applicable):                      +    0

    (v) Net aggregate price of securities sold and issued
    during the fiscal year in reliance on rule 24f-2
    [line (i), plus line (ii), less line (iii), plus
    line (iv)] (if applicable):                                  $ 76,588,307

    (vi) Multiplier prescribed by Section 6(b) of the Securities
    Act of 1933 or other applicable law or regulation:           /    3300

    (vii) Fee due [line (i) or line (v) multiplied by line (vi)]:$     0

13. Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
                                                     [   ]

Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By:     /s/Rosanne Gatta
        Rosanne Gatta
        Treasurer

Date:   February 18, 1997




February 14, 1997


Market Street Fund, Inc.
1050 Westlakes Drive
Berwyn, PA  19312


Re:  Rule 24f-2 Notice
     File No.  2-98755

Dear Sir/Madam:

You have requested my opinion in connection with the Notice which you propose to file pursuant to Rule 24f-2 under the Investment Company Act of 1940 with respect to 1,276,805 shares of your Growth Portfolio, 82,625,391 shares of your Money Market Portfolio, 382,375 shares of your Bond Portfolio, 506,385 shares of your Managed Portfolio, 441,008 shares of your Aggressive Growth Portfolio, 987,809 shares of your International
Portfolio, 577,729 shares of your Common Stock Portfolio, and 508,647 shares of your Sentinel Growth Portfolio, $.01 par value each.

As you Counsel, I am familiar with your organization and corporate status and the validity of such shares. In my opinion, such shares were legally and validly issued, fully paid and non-assessable.

I consent to the filing of this opinion with the Securities and Exchange Commission in connection with the Notice referred to above. In giving such consent, I do not hereby admit that I come within the category of persons whose consent is required under Section 7 of the Securities Act of 1933.

Very truly yours,


/s/Adam Scaramella
Adam Scaramella